Exhibit 99.1

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2016-A SERIES

Period	Collection	Accrual	Distribution
From	01-May-18	15-May-18	15-Jun-18
To	31-May-18	15-Jun-18
Days	31

Description of Collateral

On the Distribution Date, the Series 2016-A balances were:

Notes		$1,600,000,000.00
	A1	850,000,000.00
	A2	750,000,000.00
Principal Amount of Debt		1,600,000,000.00
Required Overcollateralization		$375,360,000.00
Required Overcollateralization Increase - MPR < 35%		$0.00
Required Overcollateralization Increase - MPR < 30%		$0.00
Incremental Overcollateralization Amount		$13,867,606.66
Series Nominal Liquidation Amount		1,989,227,606.66

Required Participation Amount		$1,989,227,606.66
Excess Receivables		$11,155,113.38

Total Collateral		2,000,382,720.04
Collateral as Percent of Notes		125.02%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,335,754,343.48
Total Principal Collections	($2,049,295,824.13)
Investment in New Receivables	$1,680,961,080.40
Receivables Added for Additional Accounts	$0.00
Repurchases	($36,196,925.27)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($769,516,722.83)
Less Servicing Adjustment	($4,509,699.27)

Ending Balance	$5,157,196,252.38

SAP for Next Period	38.79%

Average Receivable Balance	$5,363,131,946.21
Monthly Payment Rate	38.21%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$19,682,918.31
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$19,682,918.31

Series Allocation Percentage at Month-End	38.79%
Floating Allocation Percentage at Month-End	91.42%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
6/17/2019	12/1/2018	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
A1 Days	31
A1 LIBOR	1.918710%
A1 Applicable Margin	0.640000%

	2.558710%
A2 Days	30
A2 Fixed Rate	1.54%

	Actual	Per $1000
Interest A1	1,872,833.57	2.20
Principal A1	—	—

		2.20

	Actual	Per $1000
Interest A2	962,500.00	1.28
Principal A2	—	—

		1.28
Total Due Investors	2,835,333.57
Servicing Fee	1,646,133.33

Excess Cash Flow	2,498,126.81

Reserve Account
Required Balance	$8,000,000.00
Current Balance	$8,000,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.49%
Pass / Fail	PASS